Investment Strategy - Amplify SILJ Covered Call ETF	Aug. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy. The Fund will achieve junior silver mining company investment exposure through investments in a selection of equity securities (the “Equity Securities”) held by the Amplify Junior Silver Miners ETF (the “SILJ ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”) and in shares of the SILJ ETF. In addition, the Fund will invest in financial instruments that provide exposure to exchange products (“Silver ETPs”) designed to track the price return of silver (i.e., “spot” silver prices) (the “Silver Price”). The Fund will seek to generate income by employing “covered call” and “covered call spread” options strategies that references the Equity Securities, the SILJ ETF and the Silver ETPs. As further described below, the Fund seeks to participate in a portion of the gains experienced by the Equity Securities and will seek to vary its option selling each month to a level sufficient to generate 1.5% monthly (18% annualized) option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the monthly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given investment period. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis; however, there is no guarantee that the Fund will make a distribution in any given period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return.

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to Equity Securities held by the SILJ ETF. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Equity Securities of SILJ ETF and shares of SILJ ETF	Junior silver mining companies investment exposure.	N/A
Options on Silver ETPs

The Fund will use options on Silver ETPs that reference a Silver ETP to synthetically create upside and downside participation in the Silver Price, as represented by the Silver ETP. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option.

1 year or less
Covered Call Writing
Options on Equity Securities, SILJ ETF and Silver ETP holdings

Call options are sold out-of-the-money (i.e., the strike price is above the strike price of the corresponding sold call) at a level sufficient to generate 1.5% monthly (18% annualized) option premium. The Fund will vary the percentage of its portfolio on which it sells options and/or the strike price of the written options in order to achieve this level of premium.

The Fund may also simultaneously purchase a call option with a higher strike price and same expiration date in seeking to participate in potential appreciation above the higher strike price.

One month or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Silver ETP options.	1-month to 2-year maturities

SILJ ETF Investment Exposure

The Fund will invest in a selection of Equity Securities held by the SILJ ETF that collectively have an investment profile substantially similar to the Nasdaq Junior Silver Miners™ Index (the “SILJ Index”). The SILJ Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of silver companies that have a minimum market capitalization of $20 million and a minimum three-month average daily dollar trading volume of $10,000. All securities within this initial universe are assigned to an individual category by Metals Focus, an independent precious metals research consultancy. These categories include Project Development, Silver Mining, Streaming, Diversified Mining, Gold Mining, Zinc Mining, and Copper Mining. The SILJ Index describes junior silver mining companies as those companies that meet the market capitalization screen described above and that derive a majority of their revenues from silver mining, have a significant market share of global silver production, or are principally engaged in exploration and development activities related to new silver production as defined by Metal Focus. The SILJ Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each SILJ Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information regarding the SILJ Index methodology, see “Additional Information About the Fund’s Strategies – SILJ Index Methodology” below.

In addition to its investment in the Equity Securities that comprise the SILJ ETF, the Fund may, from time to time, invest directly in the SILJ ETF. Additional information regarding the SILJ ETF, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/silj/.

Silver Price Exposure

The Fund expects to also provide investment exposure to the Silver Price by buying and selling a combination of options that reference a Silver ETP. Silver ETPs are exchange-traded investment products not registered under the 1940 Act that reflect the Silver Price, before fees and expenses, by purchasing and storing silver bullion bars in a physical vault and issuing exchange-listed shares that trade intra-day on a national securities exchange. The sponsors of Silver ETPs do not actively manage the exposure to silver held by the Silver ETPs. The Fund expects its Silver ETP exposure to include iShares Silver Trust (“SLV”) and/or abrdn Physical Silver Shares ETF (“SIVR”). The Fund may invest up to 20% of its net assets in financial instruments that provide exposure to the Silver Price. Additional information regarding the Silver ETPs and SLV and SIVR is available in “Additional Information Regarding the Fund’s Principal Investment Strategies – Silver ETPs.”

An option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset on or before a specified future date (the “expiration date”) at an agreed upon price (the “strike price”). In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (a “premium”). The Silver ETP exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination “synthetically” creates the upside and downside participation in the Silver Price, as represented by the Silver ETP. The Fund will primarily gain exposure to increases in value experienced by the Silver ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Silver Price experience by the Silver ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Silver Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Silver Price as represented by the Silver ETP.

Covered Call Strategies

Covered Call Strategy

In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate high current income by employing a “covered call” option strategy in which it will write (sell) U.S. exchange-traded covered call options on its Equity Securities, SILJ ETF and Silver ETP holdings. A “covered call” is an options trading strategy where an investor sells (writes) a call option on a stock they already own, essentially giving someone else the right to buy their shares at a set price (strike price) within a specific time frame, in exchange for receiving a premium upfront. The Fund expects to write covered call options on each of its portfolio holdings, but such call writing may be reduced under certain market circumstances. The implementation of the Fund’s covered call strategy with respect to its Silver ETP holdings will result in “synthetical covered call” positions, as the Fund will not directly own the underlying Silver ETP holdings.

The Fund seeks to generate the Target Option Premium by selling call option contracts that are approximately 5-20% “out of the money” with expiration dates of approximately one month or less. The Fund primarily sells call option contracts that are above the then-current value of the Equity Securities, SILJ ETF and/or Silver ETPs. In seeking to obtain the Target Option Premium, the Fund can vary the size of the written call option contract or the strike price of the written call attributable to the Equity Securities, SILJ ETF and/or Silver ETPs in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each month that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors; but under normal circumstances, the Fund expects to write options on a majority of the assets in its portfolio.

The Fund will sell call options that reference Equity Securities, the SILJ ETF and/or Silver ETPs, which will give the holder (buyer) of the call option the right, but not the obligation, to purchase the specific holding at the strike price from the Fund, in exchange for a premium received. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the portfolio holding beyond the predetermined strike price in exchange for the premium income received. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. The amount of premium the Fund receives for writing options is directly related to the value of the underlying assets, as represented by the Fund’s NAV. When the Fund’s NAV is higher, the notional value of the options sold is greater, which generally results in higher option premiums.

Conversely, when the Fund’s NAV is lower, the notional value of the options is reduced, resulting in lower premiums received. The Target Option Premium is calculated based upon the NAV of the Fund at the time the weekly option contracts are entered into and assumes the NAV will remain constant over a one-year period. However, the Fund’s NAV is expected to fluctuate over time due to market conditions, volatility and other factors. Accordingly, the actual option premium received by the Fund over the course of any year may be greater or less than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less for that time period. As a result, the amount of distributions paid to shareholders may vary from year to year, depending on the actual option premium received by the Fund. The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium.

Covered Call Spread Strategy

The Fund will employ a “covered call spread” strategy when the Sub-Adviser believes it is a better strategy for the Fund as compared to the covered call strategy described above. A covered call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. The Fund may write (sell) covered call spreads rather than stand-alone call option contracts to seek greater participation in the potential appreciation of the share price, while still generating net premium income. By writing covered call spreads, the Fund can potentially offset losses incurred from its sold call positions if the price of the Equity Securities, the SILJ ETF or the Silver ETPs, as applicable, rises above its strike price. The Sub-Adviser may employ this strategy for one or more of its Equity Securities, SILJ ETF, or the Silver ETPs holdings if it anticipates a significant short-term increase in its respective share price such as after a notable market decline or in response to broadly positive market developments. The Sub-Adviser may also employ this strategy in other situations, such as when it believes that the market is undervaluing options with higher strike prices compared to those closer to the current share price, and where the use of covered call spreads could enhance the Fund’s total return relative to the covered call strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to Equity Securities held by the SILJ ETF.